Equity	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Equity

11. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which issuance was considered as being part of the reorganization of the Company.

On September 9, 2021, the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 and 30,000,000 were issued and outstanding as of March 31, 2022 and 2021.

On June 3, 2022, the Company completed its IPO on NASDAQ. In this offering, 5,000,000 ordinary shares were issued at a price of $5.00 per share.   In addition, the Company incurred offering costs of $2,507,160 related to the IPO, which was charged as a reduction against additional paid-in capital. The Company raised net proceeds of $22,492,840 from the IPO.

On June 17, 2022, the Company issued 50,000 ordinary shares to its US counsel as a service fee equivalent of $200,000 for successful listing. The Company recorded the issuance as a share-based compensation expenses of $200,000 with corresponding account against additional paid-in capital.  On January 20, the US counsel and the Company entered into an agreement relating to cancellation of 50,000 ordinary shares. In return, the Company paid cash consideration of $200,000 as service fees to the Company. The Company reversed the ordinary shares and additional paid-in capital.

On October 11, 2022 and January 10, 2023, the Company issued an aggregation of 1,560 and 3,075 ordinary shares, respectively, to three non-executive directors as part of their compensation. See Note 9 for details.

As of March 31, 2023 and 2022, the Company had 35,004,635 and 30,000,000 ordinary shares issued and outstanding, respectively.

Repurchase of warrants

In connection with the IPO, the Company also agreed to sell warrants (the “Underwriters’ Warrants”) to the underwriters, for a nominal consideration of US$0.01 per warrant, to purchase a number of Ordinary Shares equal to 6% of the total number of Ordinary Shares sold in the IPO. The Underwriters’ Warrants shall have an exercise price equal to 120% of the offering price of the Ordinary Shares sold in the IPO. The Underwriters’ Warrants may be exercised in cash or via cashless exercise, will be exercisable for three (3) years from the commencement of sales of this offering and will terminate on the third anniversary of the commencement of sales of this offering in compliance with FINRA Rule 5110(g)(8)(A). The Underwriters’ Warrants can be exercised in whole or in part.

In February 2023, the Company and the underwriter entered into an agreement, pursuant to which the underwriter agreed to cancel all 300,000 warrants in exchange for cash consideration of $300,000. As of March 31, 2023, the Company has paid $150,000 to the underwriter, and the other $150,000 will due six months from the termination date.